Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Notes Payable Activity

A summary of the notes payable activity during the six months ended June 30, 2019 is presented below:

	Related Party	Convertible		Other		Debt
	Notes	Notes		Notes		Discount	Total
Outstanding, January 1, 2019	$720,000	$4,309,415		$132,501		$(1,012,363)	$4,149,553
Issuances	475,000	6,000,152	[1]	-		-	6,475,152
Exchanges for equity	-	(1,550,471)		-		354,900	(1,195,571)
Repayments	(15,000)	(2,186,629)		-		187,484	(2,014,145)
Extinguishment of notes payable	-	-		(148,014)	[1]	6,196	(141,818)
Recognition of debt discount	-	-		-		(3,565,622)	(3,565,622)
Accretion of interest expense	-	-		-		235,122	235,122
Accrued interest reclassified to notes payable principal	-	-		23,013		-	23,013
Amortization of debt discount	-	-		-		1,734,403	1,734,403
Outstanding, June 30, 2019 [2]	$1,180,000	$6,572,467	[3]	$7,500		$(2,059,880)	$5,700,087

[1]	During the six months ended June 30, 2019, a convertible note in the principal amount of $148,014 was issued concurrently with the extinguishment of a certain note payable in the same aggregate principal amount. See below within Note 5 – Notes Payable – Conversions, Exchanges and Other for additional details.

[2]	As of June 30, 2019, outstanding related party notes, convertible notes and other notes in the aggregate principal amounts of $0, $168,000 and $7,500, respectively, were considered past due.

[3]	As of June 30, 2019, a portion of convertible notes with an aggregate principal balance of $3,808,241 were convertible into shares of common stock at the election of the holder any time until the balance has been paid in full. As of June 30, 2019, a portion of convertible notes with an aggregate principal balance of $2,764,226, which are not currently convertible, will become convertible into shares of the Company’s common stock at the election of the respective holder subsequent to June 30, 2019.

A summary of the notes payable activity during the years ended December 31, 2018 and 2017 is presented below:

	Related Party	Convertible	Other	Debt
	Notes	Notes	Notes	Discount	Total
Outstanding, December 31, 2016	$827,500	$390,000	$1,119,065	$(179,964)	$2,156,601
Issuances	175,000	1,612,333	1,033,900	-	2,821,233
Indebtedness satisfied via settlement	-	637,250 [1]	(637,250)	-	-
Exchanges for equity	(97,500)	(50,000)	(203,750)	-	(351,250)
Conversions to equity	-	(495,197)	-	-	(495,197)
Repayments	(60,000)	(69,176)	(201,000)	-	(330,176)
Recognition of debt discount	-	-	-	(964,911)	(964,911)
Accretion of interest expense	-	4,660	13,500	188,124	206,284
Amortization of debt discount	-	-	-	619,266	619,266
Outstanding, December 31, 2017	$845,000	$2,029,870 [2]	$1,124,465	$(337,485)	$3,661,850
Issuances	-	6,357,286 [3]	128,000	-	6,485,286
Exchanges for equity	(95,000)	(2,739,926)	(1,047,247)	681,281	(3,200,892)
Conversions to equity	-	(105,000)	-	-	(105,000)
Repayments	(30,000)	(833,302)	-	61,001	(802,301)
Extinguishment of notes payable	-	(407,295)[3]	(318,493)[3]	-	(725,788)
Recognition of debt discount	-	-	-	(4,077,234)	(4,077,234)
Accretion of interest expense	-	7,782	245,776	370,483	624,041
Amortization of debt discount	-	-	-	2,289,591	2,289,591
Outstanding, December 31, 2018	$720,000	$4,309,415 [2]	$132,501	$(1,012,363)	$4,149,553

Outstanding, December 31, 2017	$845,000	$2,029,870 [2]	$1,124,465	$(337,485)	$3,661,850
Less: current portion, December 31, 2017	(845,000)	(1,834,332)	(1,124,465)	336,229	(3,467,568)
Non-current portion, December 31, 2017 [4]	$-	$195,538	$-	$(1,256)	$194,282

Outstanding, December 31, 2018	$720,000	$4,309,415 [2]	$132,501	$(1,012,363)	$4,149,553
Less: current portion, December 31, 2018	(720,000)	(3,710,024)	(132,501)	936,866	(3,625,659)
Non-current portion, December 31, 2018 [4]	$-	$599,391	$-	$(75,497)	$523,894

[1]	In connection with certain note extensions during the year ended December 31, 2017, the Company and a certain lender agreed to add embedded conversion options, permitting principal and the respective accrued interest to be convertible into shares of the Company’s common stock at the election of the lender any time until the balance has been paid in full. See Note 7 – Notes Payable – Convertible Notes and Note 11 – Derivative Liabilities for additional details regarding the embedded conversion options.

[2]	As of December 31, 2018 and 2017, a portion of convertible notes with an aggregate principal balance of $2,374,415 and $1,777,788, respectively, was convertible into shares of common stock at the election of the holder any time immediately until the balance has been paid in full. As of December 31, 2018 and 2017, a portion of convertible notes with an aggregate principal balance of $0 and $252,082, respectively, was convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised that conversion right, the respective holder had the right to accelerate the conversion of up to $0 and $196,666 of principal into shares of common stock at December 31, 2018 and 2017, respectively, at the same conversion price. As of December 31, 2018, a portion of convertible notes with an aggregate principal balance of $1,935,000, which were not yet convertible, will become convertible into shares of the Company’s common stock at the election of the respective holder subsequent to December 31, 2018.

[3]	During the year ended December 31, 2018, convertible notes in the aggregate principal amount of $725,788 were issued concurrently with the extinguishment of certain notes payable in the same aggregate principal amount. See below within Note 7 – Notes Payable – Conversions, Exchanges and Other for additional details.

[4]	As of December 31, 2018 and 2017, the Company reclassified principal in the aggregate amount of $523,894 and $194,282, respectively (net of debt discount of $75,497 and $1,256, respectively), and accrued interest in the aggregate amount of $18,137 and $9,591, respectively, to notes payable, non-current portion, net of debt discount and accrued interest, non-current portion, respectively, on the consolidated balance sheets related to outstanding notes payable that were converted into or exchanged for shares of common stock subsequent to December 31, 2018 and 2017, respectively. See Note 12 – Subsequent Events for additional details regarding notes payable.